Investment Strategy	May 28, 2026
Corgi All World 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Total World Stock Index Fund ETF ("Underlying ETF"). For purposes of the Fund's name, "All World" refers to global equity exposure, including U.S. and non-U.S. developed and emerging markets, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to global equity securities, including U.S., non-U.S. developed, and emerging markets equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the FTSE Global All Cap Index, a float-adjusted, market-capitalization weighted index designed to measure the market performance of large-capitalization, mid-capitalization, and small-capitalization stocks of companies located around the world, including both U.S. and non U.S. developed and emerging markets. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Total World Stock Index Fund ETF or any other securities of the Vanguard Total World Stock Index Fund ETF. Information about the Vanguard Total World Stock Index Fund ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard Total World Stock Index Fund ETF are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Total World Stock Index Fund ETF's own prospectus and reports for more complete information about the Vanguard Total World Stock Index Fund ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Brazil 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the iShares MSCI Brazil ETF ("Underlying ETF"). For purposes of the Fund's name, "Brazil" refers to Brazilian equity exposure, primarily issuers located in Brazil across large- and mid-capitalization companies, including companies listed on Brazilian exchanges and Brazilian companies listed in other markets, and which may include meaningful exposure to Brazilian financials, materials, and energy sectors, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to Brazilian equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the MSCI Brazil 25/50 Index (Net), which is a free float-adjusted, market capitalization-weighted index designed to measure the performance of the large- and mid-capitalization segments of the equity market in Brazil. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares MSCI Brazil ETF or any other securities of the iShares MSCI Brazil ETF. Information about the iShares MSCI Brazil ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the iShares MSCI Brazil ETF's own prospectus and reports for more complete information about the iShares MSCI Brazil ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi China 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the iShares China Large-Cap ETF ("Underlying ETF"). For purposes of the Fund's name, "China" refers to Chinese equity exposure, primarily large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to Chinese equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the FTSE China 50 Index (Net), an index designed to measure the performance of large, liquid Chinese companies that trade on the Stock Exchange of Hong Kong and are generally available to international investors. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares China Large-Cap ETF or any other securities of the iShares China Large-Cap ETF. Information about the iShares China Large-Cap ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the iShares China Large-Cap ETF's own prospectus and reports for more complete information about the iShares China Large-Cap ETF.
The Fund may enter into swap agreements with a limited number of counterparties. Swap agreements may include provisions that permit a counterparty to terminate or close out transactions upon the occurrence of certain events (which may include events associated with significant declines in the value of the Underlying ETF). There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Chinese Internet 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the KraneShares CSI China Internet ETF ("Underlying ETF"). For purposes of the Fund's name, "Chinese Internet" refers to Chinese internet equity exposure, primarily companies engaged in the internet and internet-related technology and services (for example, e-commerce, online media, and software and services) with substantial operations in or revenue exposure to China, including Hong Kong and U.S. listed Chinese issuers and variable interest entity structures, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to Chinese internet equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the CSI Overseas China Internet Index, a free float-adjusted, market capitalization-weighted index designed to measure the performance of China-based companies whose primary business is in the internet and internet-related sectors and whose securities trade on the Hong Kong Stock Exchange, NASDAQ, or the New York Stock Exchange. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the KraneShares CSI China Internet ETF or any other securities of the KraneShares CSI China Internet ETF. Information about the KraneShares CSI China Internet ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and KraneShares are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the KraneShares CSI China Internet ETF's own prospectus and reports for more complete information about the KraneShares CSI China Internet ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Emerging Markets 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard FTSE Emerging Markets ETF ("Underlying ETF"). For purposes of the Fund's name, "Emerging Markets" refers to equity exposure to issuers located in developing market countries, across large-, mid-, and small-capitalization companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to emerging market equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index, a free-float adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located in emerging market countries around the world. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard FTSE Emerging Markets ETF or any other securities of the Vanguard FTSE Emerging Markets ETF. Information about the Vanguard FTSE Emerging Markets ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard FTSE Emerging Markets ETF's own prospectus and reports for more complete information about the Vanguard FTSE Emerging Markets ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Europe Equities 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard FTSE Europe ETF ("Underlying ETF"). For purposes of the Fund's name, "Europe Equities" refers to European equity exposure, primarily issuers located in developed European countries across large-, mid-, and small-capitalization companies, including companies listed on European exchanges , as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to European equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the FTSE Developed Europe All Cap Index, a free float adjusted, market capitalization-weighted index designed to measure the market performance of large capitalization, mid-capitalization, and small capitalization stocks of companies located in developed European countries. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard FTSE Europe ETF or any other securities of the Vanguard FTSE Europe ETF. Information about the Vanguard FTSE Europe ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard FTSE Europe ETF's own prospectus and reports for more complete information about the Vanguard FTSE Europe ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Ex-U.S. Equities 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Total International Stock ETF ("Underlying ETF"). For purposes of the Fund's name, "Ex-U.S. Equities" refers to broad equity exposure to companies located outside the United States, including non-U.S. developed and emerging markets, across large-, mid-, and small-capitalization stocks, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to international (non-U.S.) equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the FTSE Global All Cap ex US Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large capitalization, mid-capitalization, and small capitalization stocks of companies located in developed and emerging markets, excluding the United States. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Total International Stock ETF or any other securities of the Vanguard Total International Stock ETF. Information about the Vanguard Total International Stock ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Total International Stock ETF's own prospectus and reports for more complete information about the Vanguard Total International Stock ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi India 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of iShares MSCI India ETF ("Underlying ETF"). For purposes of the Fund's name, "India" refers to equity exposure to companies located in India, primarily large- and mid-capitalization issuers, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to Indian equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the MSCI India Index, an index designed to measure the performance of equity securities of companies whose market capitalization, as determined by the index provider, represents the large- and mid-capitalization segments of the Indian securities market. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares MSCI India ETF or any other securities of the iShares MSCI India ETF. Information about the iShares MSCI India ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the iShares MSCI India ETF's own prospectus and reports for more complete information about the iShares MSCI India ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Large-Cap 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard S&P 500 ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Large Cap" refers to equity exposure to large-capitalization U.S. companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. large-cap equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the S&P 500 Index, an index designed to measure the performance of large-capitalization U.S. equity securities. The index includes approximately 500 leading U.S. companies and is float-adjusted, market capitalization-weighted. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard S&P 500 ETF or any other securities of the Vanguard S&P 500 ETF. Information about the Vanguard S&P 500 ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the Vanguard S&P 500 ETF's own prospectus and reports for more complete information about the Vanguard S&P 500 ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Mega-Cap Growth 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Mega Cap Growth ETF ("Underlying ETF"). For purposes of the Fund's name, "Mega Cap" refers to U.S. mega-capitalization equity exposure, primarily the largest U.S. companies by market capitalization across sectors, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. mega-cap growth equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the CRSP US Mega Cap Growth Index, a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. mega-capitalization equities (generally the largest U.S. companies by investable market capitalization). The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Mega Cap Growth ETF or any other securities of the Vanguard Mega Cap Growth ETF. Information about the Vanguard Mega Cap Growth ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Mega Cap Growth ETF's own prospectus and reports for more complete information about the Vanguard Mega Cap Growth ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Mid-Cap 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Mid-Cap ETF ("Underlying ETF"). For purposes of the Fund's name, "Mid Cap U.S." refers to U.S. mid-capitalization equity exposure, primarily mid cap U.S. companies across sectors, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. mid-cap equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the CRSP US Mid Cap Index, an unmanaged benchmark designed to measure the investment return of mid-capitalization U.S. companies. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Mid-Cap ETF or any other securities of the Vanguard Mid-Cap ETF. Information about the Vanguard Mid-Cap ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Mid-Cap ETF's own prospectus and reports for more complete information about the Vanguard Mid-Cap ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Small-Cap 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Small-Cap ETF ("Underlying ETF"). For purposes of the Fund's name, "Small Cap U.S." refers to U.S. small capitalization equity exposure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. small-cap equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the CRSP US Small Cap Index, an unmanaged benchmark representing small U.S. companies, and provides diversified exposure to small cap companies across sectors. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Small-Cap ETF or any other securities of the Vanguard Small-Cap ETF. Information about the Vanguard Small-Cap ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the Vanguard Small-Cap ETF's own prospectus and reports for more complete information about the Vanguard Small-Cap ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi South Korea 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of iShares MSCI South Korea ETF ("Underlying ETF"). For purposes of the Fund's name, "South Korea" refers to equity exposure to companies located in South Korea, primarily large and mid-capitalization issuers, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to South Korean equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the investment results of the MSCI Korea 25/50 Index (Net), a free float-adjusted, market capitalization-weighted index designed to measure the performance of the large- and mid-cap segments of the South Korean equity market and to apply investment limits commonly associated with U.S. regulated investment company ("RIC") diversification requirements. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares MSCI South Korea ETF or any other securities of the iShares MSCI South Korea ETF. Information about the iShares MSCI South Korea ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the iShares MSCI South Korea ETF's own prospectus and reports for more complete information about the iShares MSCI South Korea ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Taiwan 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the iShares MSCI Taiwan ETF ("Underlying ETF"). For purposes of the Fund's name, "Taiwan" refers to equity exposure to companies located in Taiwan, primarily large and mid-capitalization issuers, including meaningful exposure to Taiwan's technology and semiconductor ecosystem, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to Taiwanese equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the MSCI Taiwan 25/50 Index (Net), a free float-adjusted, market capitalization-weighted index designed to measure the performance of the large- and mid-capitalization segments of the Taiwan equity market and to apply investment limits commonly associated with U.S. regulated investment company diversification requirements. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares MSCI Taiwan ETF or any other securities of the iShares MSCI Taiwan ETF. Information about the iShares MSCI Taiwan ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the iShares MSCI Taiwan ETF's own prospectus and reports for more complete information about the iShares MSCI Taiwan ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Consumer Discretionary 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Consumer Discretionary Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Consumer Discretionary" refers to U.S. consumer discretionary sector equity exposure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. consumer discretionary companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Consumer Discretionary Select Sector Index. The Index is composed of S&P 500 companies classified in the consumer discretionary sector under the Global Industry Classification Standard (GICS) and is subject to index capping methodologies. The Underlying ETF has historically had meaningful exposure to industries such as broadline retail, hotels, restaurants & leisure, automobiles, and specialty retail, and may be significantly weighted in a smaller number of issuers. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Consumer Discretionary Select Sector SPDR Fund or any other securities of the State Street Consumer Discretionary Select Sector SPDR Fund. Information about the State Street Consumer Discretionary Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Consumer Discretionary Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Consumer Discretionary Select Sector SPDR Fund.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Consumer Staples 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Consumer Staples Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Consumer Staples" refers to U.S. consumer staples sector equity exposure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. consumer staples companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track U.S. consumer staples companies, generally tracking the Consumer Staples Select Sector Index (the "Index"), which seeks to provide an effective representation of the consumer staples sector of the S&P 500 Index and includes companies from the following industries: consumer staples distribution & retail; household products; food products; beverages; tobacco; and personal care products. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Consumer Staples Select Sector SPDR Fund or any other securities of the State Street Consumer Staples Select Sector SPDR Fund. Information about the State Street Consumer Staples Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Consumer Staples Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Consumer Staples Select Sector SPDR Fund.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Biotech 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the SPDR S&P Biotech ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Biotech" refers to U.S. biotechnology equity exposure, primarily biotechnology and life sciences companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. biotechnology companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the S&P Biotechnology Select Industry Index. The Index comprises stocks in the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) Biotechnology sub-industry, and at each quarterly rebalancing constituents are initially equal weighted, with adjustments that result in a modified equal-weighted approach. In seeking to track the Index, the Underlying ETF may employ a sampling strategy. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the SPDR S&P Biotech ETF or any other securities of the SPDR S&P Biotech ETF. Information about the SPDR S&P Biotech ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the SPDR S&P Biotech ETF's own prospectus and reports for more complete information about the SPDR S&P Biotech ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Energy 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to t
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ormance of the State Street Energy Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Energy" refers to U.S. energy sector equity exposure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. energy companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the price and yield performance of the Energy Select Sector Index (the "Index"). The Index seeks to provide an effective representation of the energy sector of the S&P 500 Index and includes companies from the following industries: oil, gas and consumable fuels; and energy equipment and services. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Energy Select Sector SPDR Fund or any other securities of the State Street Energy Select Sector SPDR Fund. Information about the State Street Energy Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Energy Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Energy Select Sector SPDR Fund.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Total U.S. Market 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Total Stock Market ETF ("Underlying ETF"). For purposes of the Fund's name, "Total U.S. Market" refers to broad U.S. equity exposure across large-, mid-, small-, and micro-capitalization companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the broad U.S. equity market equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the CRSP US Total Market Index, which is a free-float adjusted, market capitalization weighted index designed to represent approximately 100% of the investable U.S. equity market across large-, mid-, small-, and micro-cap stocks. The Underlying ETF is managed using an indexing approach and may invest using an index-sampling strategy. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Total Stock Market ETF or any other securities of the Vanguard Total Stock Market ETF. Information about the Vanguard Total Stock Market ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Total Stock Market ETF's own prospectus and reports for more complete information about the Vanguard Total Stock Market ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Financials 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Financial Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Financials" refers to U.S. financial sector equity exposure, including banks, insurers, and diversified financial services companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. financial companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the Financial Select Sector Index (the "Index") and seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Index. The Index seeks to provide an effective representation of the financial sector of the S&P 500 Index and includes companies identified as financial companies under the Global Industry Classification Standard (GICS), including companies in financial services, insurance, banks, capital markets, mortgage real estate investment trusts ("REITs"), and consumer finance. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Financial Select Sector SPDR Fund or any other securities of the State Street Financial Select Sector SPDR Fund. Information about the State Street Financial Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the State Street Financial Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Financial Select Sector SPDR Fund.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Growth 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Vanguard Growth ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Growth" refers to U.S. growth equity exposure, primarily large and mid-capitalization growth companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. growth equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the CRSP US Large Cap Growth Index (the "Index"), which is designed to represent the large-cap growth segment of the U.S. equity market. The Underlying ETF provides exposure to U.S. growth companies and, at times, may have significant exposure to a relatively small number of mega-cap issuers and may become focused in particular market sectors (including technology). The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Growth ETF or any other securities of the Vanguard Growth ETF. Information about the Vanguard Growth ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Growth ETF's own prospectus and reports for more complete information about the Vanguard Growth ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Healthcare 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Health Care Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Healthcare" refers to U.S. health care sector equity exposure, including pharmaceuticals, biotechnology, health care equipment, and providers, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. health care companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the Health Care Select Sector Index and provides exposure to U.S. health care companies selected from the S&P 500, including pharmaceuticals, health care equipment and supplies, health care providers and services, biotechnology, life sciences tools and services, and health care technology. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Health Care Select Sector SPDR Fund or any other securities of the State Street Health Care Select Sector SPDR Fund. Information about the State Street Health Care Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the State Street Health Care Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Health Care Select Sector SPDR Fund.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Industrials 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Industrial Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Industrials" refers to U.S. industrial sector equity exposure, including aerospace and defense, machinery, transportation, and industrial services, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. industrial companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the Industrials Select Sector Index and provides exposure to U.S. industrial companies, including aerospace and defense, machinery, transportation, and related industrial services. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Industrial Select Sector SPDR Fund or any other securities of the State Street Industrial Select Sector SPDR Fund. Information about the State Street Industrial Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Industrial Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Industrial Select Sector SPDR Fund.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Infrastructure 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Global X U.S. Infrastructure Development ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Infrastructure" refers to U.S. infrastructure and domestic industrial build-out equity exposure, including companies involved in engineering, construction, materials, equipment, and related services that may benefit from U.S. infrastructure and industrial investment, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. infrastructure companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the Indxx U.S. Infrastructure Development Index (the "Index") and seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Index. The Index is designed to measure the performance of U.S.-listed companies that are expected to benefit from increased infrastructure activity in the United States, including those involved in the production of raw materials, heavy equipment, engineering, and construction. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Global X U.S. Infrastructure Development ETF or any other securities of the Global X U.S. Infrastructure Development ETF. Information about the Global X U.S. Infrastructure Development ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Global X are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the Global X U.S. Infrastructure Development ETF's own prospectus and reports for more complete information about the Global X U.S. Infrastructure Development ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Materials 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Materials Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Materials" refers to U.S. materials sector equity exposure, including chemicals, metals and mining, construction materials, and packaging, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. materials companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the performance of the Materials Select Sector Index (the "Underlying Index"), which is designed to provide exposure to U.S. companies in the materials sector. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Materials Select Sector SPDR Fund or any other securities of the State Street Materials Select Sector SPDR Fund. Information about the State Street Materials Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the State Street Materials Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Materials Select Sector SPDR Fund.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Micro-Cap 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the iShares Micro-Cap ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Micro Cap" refers to U.S. micro capitalization equity exposure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. micro-cap equity securities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the investment results of the Russell Microcap Index (the "Underlying Index"), which measures the performance of the microcap sector of the U.S. equity market, as defined by FTSE Russell (the "Index Provider" or "Russell"). The Underlying Index is generally a float-adjusted and capitalization-weighted index and includes equity securities issued by issuers with total market capitalizations ranging from approximately $1 million to $3.2 billion, although this range may change from time to time. The Underlying Index consists of approximately the 1,000 smallest issuers in the Russell 3000 Index plus the next 1,000 smallest issuers in the equity universe as determined by Russell. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares Micro-Cap ETF or any other securities of the iShares Micro-Cap ETF. Information about the iShares Micro-Cap ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the iShares Micro-Cap ETF's own prospectus and reports for more complete information about the iShares Micro-Cap ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

U.S. Real Estate 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Real Estate Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Real Estate" refers to U.S. real estate sector equity exposure, primarily equity REITs and real estate management and development companies, excluding mortgage REITs, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. real estate companies and REITs equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Real Estate Select Sector Index (the "Underlying Index"), which seeks to provide an effective representation of the real estate sector of the S&P 500 Index. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Real Estate Select Sector SPDR Fund or any other securities of the State Street Real Estate Select Sector SPDR Fund. Information about the State Street Real Estate Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Real Estate Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Real Estate Select Sector SPDR Fund.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Regional Banks 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street SPDR S&P Regional Banking ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Regional Banks" refers to U.S. regional bank equity exposure, primarily regional and community banks, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. regional banking companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the investment results of the S&P Regional Banks Select Industry Index (the "Underlying Index"), a modified equal-weighted index designed to measure the performance of U.S. equity securities in the Regional Banks sub-industry of the S&P Total Market Index ("S&P TMI"). Membership in the Underlying Index is based on the Global Industry Classification Standard ("GICS") classification, as well as liquidity and market capitalization requirements. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street SPDR S&P Regional Banking ETF or any other securities of the State Street SPDR S&P Regional Banking ETF. Information about the State Street SPDR S&P Regional Banking ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street SPDR S&P Regional Banking ETF's own prospectus and reports for more complete information about the State Street SPDR S&P Regional Banking ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Semiconductors 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the VanEck Semiconductor ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Semiconductors" refers to U.S. semiconductor industry equity exposure, including semiconductor manufacturers and related supply chain companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. semiconductor companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the investment results of the MVIS US Listed Semiconductor 25 Index, an equal-weighted index designed to measure the performance of U.S.-listed companies classified in the Global Industry Classification Standard (GICS) Semiconductors sub-industry within the S&P Total Market Index, subject to liquidity and market capitalization screens. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the VanEck Semiconductor ETF or any other securities of the VanEck Semiconductor ETF. Information about the VanEck Semiconductor ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and VanEck are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the VanEck Semiconductor ETF's own prospectus and reports for more complete information about the VanEck Semiconductor ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Technology 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Technology Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Technology" refers to U.S. technology sector equity exposure, including software, hardware, semiconductors, and IT services, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. technology companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the investment results of the Technology Select Sector Index, a modified market capitalization-based index designed to measure the performance of S&P 500 constituents that are classified in the information technology sector under the Global Industry Classification Standard (GICS), with capping applied to help ensure diversification among companies within the index. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Technology Select Sector SPDR Fund or any other securities of the State Street Technology Select Sector SPDR Fund. Information about the State Street Technology Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Technology Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Technology Select Sector SPDR Fund.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. Utilities 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the State Street Utilities Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Utilities" refers to U.S. utilities sector equity exposure, including electric, gas, and multi utility companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. utilities companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to track the investment results of the Utilities Select Sector Index (the "Underlying Index"), a modified market capitalization-weighted index designed to provide exposure to U.S. utilities companies that are constituents of the S&P 500 Index and that are classified in the Utilities sector under the Global Industry Classification Standard (GICS), including electric utilities, multi-utilities, gas utilities, water utilities, and independent power and renewable electricity producers and traders. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Utilities Select Sector SPDR Fund or any other securities of the State Street Utilities Select Sector SPDR Fund. Information about the State Street Utilities Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the State Street Utilities Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Utilities Select Sector SPDR Fund.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi All Commodities 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF ("Underlying ETF"). For purposes of the Fund's name, "Commodities" refers to exposure to a broad basket of commodities, as represented by the Underlying ETF, which seeks to provide diversified commodity exposure primarily through commodity futures and other commodity-linked instruments, less the Underlying ETF's expenses and liabilities. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain its exposure through total return swaps on the Underlying ETF. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF. For the avoidance of doubt, the Fund does not invest in commodity futures contracts or enter into derivatives that directly reference commodity prices.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps) that, in the aggregate, provide leveraged exposure to diversified commodities equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 that seeks to provide diversified commodity exposure primarily through commodity futures and other commodity-linked instruments. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF or any other securities of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF. Information about the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF included in this Prospectus is based on information available as of the date of this Prospectus. Invesco and the Underlying ETF are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF's own prospectus and reports for more complete information.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Aerospace & Commercial Aviation 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Aerospace & Commercial Aviation ETF ("Underlying ETF"). For purposes of the Fund's name, "Aerospace & Commercial Aviation" refers to equity exposure to companies materially involved in the development, manufacturing, operation, and enabling of U.S. aerospace and commercial aviation infrastructure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to aerospace and commercial aviation companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi AI Cybersecurity 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi AI Cybersecurity ETF ("Underlying ETF"). For purposes of the Fund's name, "AI Cybersecurity" refers to equity exposure to companies materially involved in the development, deployment, and operation of cybersecurity technologies and services that use artificial intelligence ("AI") and machine learning to protect digital systems, networks, identities, data, and critical applications across cloud, enterprise, consumer, and industrial environments, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to artificial intelligence and cybersecurity companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Battery Energy Storage Systems 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Battery Energy Storage Systems ETF ("Underlying ETF"). For purposes of the Fund's name, "Battery Energy Storage Systems" refers to equity exposure to companies materially involved in the design, manufacturing, integration, deployment, and operation of battery energy storage systems used to support electric grids, renewable integration, peak demand management, backup power, and electrification across residential, commercial, and utility scale applications., as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to battery and energy storage companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Bay Area Based 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Bay Area Based ETF ("Underlying ETF"). For purposes of the Fund's name, "Bay Area Based" refers to equity exposure to companies headquartered in, or that maintain substantial operations in, the San Francisco Bay Area, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to companies headquartered in or with substantial operations in the San Francisco Bay Area equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Beauty, Skincare & Aesthetics 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Beauty, Skincare & Aesthetics ETF ("Underlying ETF"). For purposes of the Fund's name, "Beauty, Skincare & Aesthetics" refers to equity exposure to companies materially involved in the development, manufacturing, branding, distribution, and retail of beauty, skincare, and aesthetics products and services — including related personal care products and services such as oral care (toothpaste, mouthwash, teeth whitening, and dental hygiene products), sun care (sunscreen, sun protection, and after-sun products), and body care (body wash, lotion, deodorant, and personal hygiene products) — across consumer and professional channels, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to beauty, skincare, and aesthetic companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Coffee & Energy Drinks 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Coffee & Energy Drinks ETF ("Underlying ETF"). For purposes of the Fund's name, "Coffee & Energy Drinks" refers to equity exposure to companies materially involved in the cultivation, sourcing, processing, roasting, manufacturing, branding, and distribution of coffee and energy drink products across retail and food service channels, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to coffee and energy drink companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Crypto Infrastructure 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Crypto Infrastructure ETF ("Underlying ETF"). For purposes of the Fund's name, "Crypto Infrastructure" refers to equity exposure to companies materially involved in the technology, platforms, and services that enable the issuance, custody, exchange, settlement, security, and operation of digital assets and blockchain based networks, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to cryptocurrency infrastructure companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Data And Surveillance 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Data & Surveillance ETF ("Underlying ETF"). For purposes of the Fund's name, "Data & Surveillance" refers to equity exposure to companies materially involved in the development and deployment of technologies that collect, process, secure, analyze, and operationalize data for monitoring, risk management, security, compliance, and operational visibility across public and private environments, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to data and surveillance companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Genomics & Precision Medicine 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Genomics & Precision Medicine ETF ("Underlying ETF"). For purposes of the Fund's name, "Genomics & Precision Medicine" refers to equity exposure to companies materially involved in the research, development, and commercialization of genomics and precision medicine technologies that enable improved disease detection, identifying and grouping patients based on genetic, molecular, or clinical characteristics to guide treatment decisions (patient stratification), targeted therapies, and data driven healthcare, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to genomics and precision medicine companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi High Voltage Grid Equipment 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi High Voltage Grid Equipment ETF ("Underlying ETF"). For purposes of the Fund's name, "Corgi High Voltage Grid Equipment ETF" refers to equity exposure to companies materially involved in the manufacturing, engineering, and servicing of equipment and technologies used to transmit and control electricity across high voltage networks and modernize power grids, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to high voltage grid equipment companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Lifestyle Brands 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Lifestyle Brands ETF ("Underlying ETF"). For purposes of the Fund's name, "Lifestyle Brands" refers to equity exposure to companies materially involved in the development, branding, marketing, and sale of consumer lifestyle goods and services that reflect identity, culture, and daily habits across apparel, footwear, accessories, outdoor and recreation, premium basics, wellness adjacent consumer products, and lifestyle oriented retail channels, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to lifestyle brand companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Longevity Consumer 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Longevity Consumer ETF ("Underlying ETF"). For purposes of the Fund's name, "Longevity Consumer" refers to equity exposure to companies materially involved in consumer-oriented products and services that the Adviser believes are positioned to benefit from aging demographics and the spending preferences of older consumers, with an emphasis on extending healthspan — the period of life spent in good health — and on lifestyle and services categories, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to longevity and consumer health companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Mag 7 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the Corgi Mag 7 ETF (the "Underlying ETF"). For purposes of the Fund's name, "Mag 7" refers to U.S.-listed equity securities of the seven mega-capitalization technology and technology-enabled companies commonly referred to as the "Magnificent Seven" (the "Magnificent Seven Companies"), as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Magnificent Seven companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF obtains economic exposure to the Magnificent Seven Companies through a combination of direct investment in common stock and total return swap agreements. For each Magnificent Seven Company, the Underlying ETF generally allocates its target market capitalization-weighted exposure between direct equity and swap agreements such that the combined position equals the company's target weight, in order to comply with the diversification requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code. The Adviser also considers factors such as relative cost efficiency and execution quality, available liquidity in the underlying securities, the Underlying ETF's cash position and collateral requirements, portfolio rebalancing needs, and counterparty credit quality and the availability of acceptable swap terms in determining the specific allocation between common stock and derivatives for each position. As of the date of this Prospectus, the Magnificent Seven Companies are: Apple Inc. (NASDAQ: AAPL) smartphones, personal computers, tablets, wearables, and related services; Microsoft Corporation (NASDAQ: MSFT) software, cloud computing (Azure), and enterprise solutions; Amazon.com, Inc. (NASDAQ: AMZN) online retail, cloud computing (AWS), and digital advertising; Alphabet Inc. (NASDAQ: GOOGL) internet platforms, Google Search, YouTube, and Google Cloud; NVIDIA Corporation (NASDAQ: NVDA) GPUs, data center accelerators, and AI hardware; Meta Platforms, Inc. (NASDAQ: META) social media platforms and virtual/augmented reality; and Tesla, Inc. (NASDAQ: TSLA) electric vehicles and energy generation and storage systems. Each Magnificent Seven Company files periodic reports with the SEC, which are publicly available at www.sec.gov.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Natural Gas Power & Turbines 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Natural Gas Power & Turbines ETF ("Underlying ETF"). For purposes of the Fund's name, " Natural Gas Power & Turbines" refers to equity exposure to companies materially involved in the development, manufacturing, deployment, and servicing of natural gas based power generation and enabling infrastructure used to provide reliable electricity, grid stability, and flexible generation, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF. For the avoidance of doubt, the Fund does not obtain commodity-related exposure through derivatives tied to commodities; the Fund's derivative instruments are linked solely to equity securities and equity-based reference assets.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to natural gas power and turbine companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi NYC Based 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi NYC Based ETF ("Underlying ETF"). For purposes of the Fund's name, "NYC Based" refers to equity exposure to companies materially involved in the business activities of companies that are headquartered in, or maintain substantial operations in, New York City, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to companies headquartered in or with substantial operations in New York City equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Ports, Rail & Freight 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Ports, Rail & Freight ETF ("Underlying ETF"). For purposes of the Fund's name, "Ports, Rail & Freight" refers to equity exposure to companies materially involved in the ownership, operation, and enablement of freight transportation and logistics infrastructure used to move goods across domestic and international supply chains, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to ports, rail, and freight companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Robots & Humanoids 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Robots & Humanoids ETF ("Underlying ETF"). For purposes of the Fund's name, "Robots & Humanoids" refers to equity exposure to companies materially involved in the development, manufacturing, deployment, and operation of robotics and embodied AI systems that automate physical tasks across industrial, logistics, healthcare, consumer, agriculture, and service environments, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to robotics and humanoid companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Shipping & Global Logistics 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Shipping & Global Logistics ETF ("Underlying ETF"). For purposes of the Fund's name, "Shipping & Global Logistics" refers to equity exposure to companies materially involved in the ownership, operation, and enablement of global shipping and logistics networks that transport goods across oceans, ports, and multimodal routes, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to shipping and global logistics companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Sports Betting & Gambling 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Sports Betting & Gambling ETF ("Underlying ETF"). For purposes of the Fund's name, "Sports Betting & Gambling" refers to equity exposure to companies materially involved in the operation and enablement of sports betting and broader gambling markets across online and retail channels, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to sports betting and gambling companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Travel And Leisure 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Travel & Leisure ETF ("Underlying ETF"). For purposes of the Fund's name, "Travel & Leisure" refers to equity exposure to companies materially involved in the products, services, and platforms that enable consumer travel and leisure spending across leisure and business travel categories, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to travel and leisure companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi U.S. War Machine 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi U.S. War Machine ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. War Machine" refers to equity exposure to U.S. companies materially involved in the development, manufacturing, provision, and operation of products, services, and infrastructure that may benefit from periods of heightened geopolitical conflict, increased defense and national security spending, and U.S. energy security, including oil and gas production, infrastructure, and services that the Adviser believes are integral to the U.S. defense industrial base and national security posture, including select private investments accessed through special purpose vehicles. Any such private investments fall within, and are not in addition to, the Underlying ETF’s 15% illiquid investment limit as permitted by the Fund, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to U.S. defense, energy security, and related companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Buy Now Pay Later 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Buy Now Pay Later ETF ("Underlying ETF"). For purposes of the Fund's name, "Buy Now Pay Later " refers to equity exposure to companies materially involved in the platforms and enabling infrastructure that support installment payments, point of sale financing, and alternative consumer credit solutions offered at checkout and through digital wallets, including select private investments accessed through special purpose vehicles. Any such private investments fall within, and are not in addition to, the Underlying ETF’s 15% illiquid investment limit, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to buy now pay later companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Space & Satellite Communications 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Space & Satellite Communications ETF ("Underlying ETF"). For purposes of the Fund's name, "Space & Satellite Communications " refers to equity exposure to companies materially involved in the development, deployment, and operation of space-based systems and satellite communications infrastructure used for connectivity, sensing, navigation, and data services, including select private investments accessed through special purpose vehicles. Any such private investments fall within, and are not in addition to, the Underlying ETF’s 15% illiquid investment limit, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to space and satellite communications companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi IP Licensing & Royalties 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi IP Licensing & Royalties ETF ("Underlying ETF"). For purposes of the Fund's name, "IP Licensing & Royalties" refers to equity exposure to companies that derive material revenue from intellectual property ("IP") licensing, royalty streams, franchise royalties, or other IP-based monetization arrangements, including patent licensing and royalty collection; technology licensing (including standards-essential patent licensing); software licensing; content and media licensing and royalties (including music, film, television, and publishing royalties); brand, trademark, and character licensing; franchise royalties and fees; and pharmaceutical or life sciences royalty streams, as represented by the Underlying ETF. A company will not qualify for the Underlying ETF's 80% basket solely on the basis of owning IP assets without current, demonstrable licensing, royalty, or franchising revenue or a dedicated, disclosed monetization program. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to intellectual property licensing and royalties companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Drones & Urban Air Mobility 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Drones & Urban Air Mobility ETF ("Underlying ETF"). For purposes of the Fund's name, "Drones & Urban Air Mobility" refers to equity exposure to companies materially involved in drones and unmanned aircraft systems ("UAS") and urban air mobility and advanced air mobility ("UAM/AAM") technologies and services that the Adviser believes are positioned to benefit from the adoption of aerial robotics and next-generation aviation across commercial, industrial, public safety, and government and defense end markets, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to drone and urban air mobility companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Digital Banking & Fintech Infrastructure 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Digital Banking & Fintech Infrastructure ETF ("Underlying ETF"). For purposes of the Fund's name, "Digital Banking & Fintech Infrastructure" refers to equity exposure to companies materially involved in the development, deployment, and operation of digital banking and fintech infrastructure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to digital banking and fintech infrastructure companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi AGIX 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of the KraneShares Artificial Intelligence & Technology ETF ("Underlying ETF"). For purposes of the Fund's name, "AGIX" refers to equity exposure to companies involved in the development, commercialization, and use of artificial intelligence and related technologies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to artificial intelligence and related technology companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to companies involved in artificial intelligence and related technologies. The Underlying ETF generally invests in securities designed to track the performance, before fees and expenses, of the Solactive Etna Artificial General Intelligence Index (the "Underlying Index"), which is composed of companies classified within the technology economy that derive a significant portion of their revenue from technology activities and exhibit measurable exposure to artificial intelligence. These companies may include, among others, software, semiconductor, data processing services, and information technology services companies. The Underlying ETF also may invest in securities of private companies with exposure to artificial intelligence businesses that are not included in the Underlying Index. Such private company investments may include equity interests acquired through negotiated transactions, private placements, or interests in special purpose vehicles. The Underlying ETF’s allocation to private company securities is subject to the Fund’s 15% limitation on illiquid investments and is expected to represent a small portion of the Underlying ETF’s portfolio. Private company securities are generally valued using fair value methodologies determined by the Adviser in accordance with procedures approved by the Board. Because the Fund obtains leveraged exposure to the Underlying ETF through derivatives, the Fund does not directly hold private company securities, but the Fund’s NAV may be affected by changes in the valuation of such securities within the Underlying ETF’s portfolio. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio concentrates in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.
This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the KraneShares Artificial Intelligence & Technology ETF or any other securities of the KraneShares Artificial Intelligence & Technology ETF. Information about the KraneShares Artificial Intelligence & Technology ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and KraneShares are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the KraneShares Artificial Intelligence & Technology ETF's own prospectus and reports for more complete information about the KraneShares Artificial Intelligence & Technology ETF.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Lithography & Semiconductor Photonics 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Lithography & Semiconductor Photonics ETF ("Underlying ETF"). For purposes of the Fund's name, "Lithography & Semiconductor Photonics" refers to equity exposure to companies materially involved in the development, deployment, and operation of photonics and light-based technologies, including extreme ultraviolet ("EUV") lithography and related semiconductor manufacturing and inspection tools, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to lithography and semiconductor photonics companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Corgi Quantum Computing 2x Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correlate to two times (2x) the daily performance of Corgi Quantum Computing ETF ("Underlying ETF"). For purposes of the Fund's name, "Quantum Computing" refers to equity exposure to companies materially involved in the research, development, manufacturing, and commercialization of quantum computing and quantum-enabled technologies, along with security solutions designed to protect data and communications against future quantum capabilities, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.
To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, primarily through total return swap agreements with major financial institutions, whereby the Fund and the swap counterparty agree to exchange the return on a notional amount linked to the Underlying ETF or a basket of its constituents, calculated on a daily basis, to provide leveraged exposure equal to approximately 200% of the Fund’s net assets. The Fund may also obtain leveraged exposure through exchange-traded equity futures contracts and exchange-traded options contracts, including standardized call and put options. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.
In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to quantum computing companies equal to approximately two times (200%) the daily performance of such investments. The Fund currently obtains this exposure through instruments linked to the Underlying ETF. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy.
The Underlying ETF seeks to provide exposure to the common stock of companies that are materially involved in the Fund’s thematic focus. For these purposes, a company will be considered “materially involved” if, at the time of investment and as determined by the Adviser, it meets at least one of the following criteria at the firm level: (1) at least 50% of the company’s total revenues are derived from the activities identified in the Fund’s 80% investment policy above; (2) at least 50% of the company’s total profits are derived from such activities; (3) at least 50% of the company’s total assets are dedicated to such activities; or (4) the company ranks among the top 10 companies engaged in such activities by total revenues or net income, based on publicly available financial data.
The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.